Note 04 - Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity-Wide Disclosures by Geographic Area [Abstract]
Increase of net interest income in IB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&O	€ 40	€ 45	€ 35
Full year result impact of new internal funds transfer pricing ("FTP") framework: [Abstract]
Corporate Bank			20
Investment Bank			140
Private Bank			30
Capital Release Unit			30
Corporate & Other			€ 120